Other Financial Assets - Summary of Changes in Other Financial Assets (Parenthetical) (Details)				3 Months Ended	12 Months Ended
	Dec. 31, 2017 shares	Nov. 27, 2017 CAD ($)	Sep. 29, 2017 CAD ($)	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2018 CAD ($) Warrant shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2018 AUD ($) shares
Disclosure Of Financial Assets [Line Items]
Exercise price of share options exercisable				$ 4.55	$ 4.55
Percentage of voting equity interests acquired				0.00%	0.00%		0.00%
Proceeds from exercise of stock options					$ 11,053,000	$ 6,961,000
AusCann Group Holdings Ltd.
Disclosure Of Financial Assets [Line Items]
Number of ordinary shares held | shares	29,865,000
Percentage of issued and outstanding ordinary shares	11.00%
Number of options held | shares	7,677,639
Number of ordinary shares placed in escrow | shares					27,465,000
Exercise price of share options exercisable							$ 0.20
AusCann Group Holdings Ltd. | Shares
Disclosure Of Financial Assets [Line Items]
Gain on fair value changes on available for sale financial assets						15,900,000
Gain on fair value changes on available for sale financial assets, Taxes						2,428,000
AusCann Group Holdings Ltd. | Options
Disclosure Of Financial Assets [Line Items]
Gain on fair value changes on available for sale financial assets						$ 5,702,000
James E. Wagner Cultivation Ltd. | Canopy Rivers Corporation
Disclosure Of Financial Assets [Line Items]
Number of common shares acquired from affiliate | shares					37,000
Number of warrants acquired from affiliate | Warrant					5,000
Payments for purchase of ordinary shares and warrants from affiliate					$ 3,975,000
Cash advanced to joint venture					$ 2,500,000
Interest rate				8.00%	8.00%		8.00%
Royalty receivable term					20 years
Percentage of voting equity interests acquired				14.70%	14.70%		14.70%
Carrying value of ordinary shares					$ 3,863,000
Carrying value of warrants					112,000
Fair value of ordinary shares					10,591,000
Fair value of warrants					$ 814,000
Vapium Incorporated
Disclosure Of Financial Assets [Line Items]
Percentage of voting equity interests acquired		12.24%	9.93%
Ownership interest for cash investment			$ 960,000
Proceeds from exercise of stock options		$ 250,000
HydRx Farms Ltd.
Disclosure Of Financial Assets [Line Items]
Number of ordinary shares held | shares				3,100,307	3,100,307		3,100,307
Percentage of voting equity interests acquired				8.70%	8.70%		8.70%
Fair value of warrants				$ 5,210,000
Fair value of common shares				$ 12,401,000	$ 12,401,000
Number of warrants held | shares				1,860,680	1,860,680		1,860,680